Loans and advances to credit institutions - Restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Financial instruments received as collateral	$ 55,483	$ 47,578
Financial instruments in connection with derivative transactions in organized markets
Financial assets
Financial assets pledged as collateral	2,566	3,182
Financial instruments in connection with derivative transactions in organized markets | Loans and advances to credit institutions | Loans and receivables
Financial assets
Financial assets pledged as collateral		77
Financial instrument in connection with OTC derivative transactions | Loans and advances to credit institutions | Loans and receivables
Financial assets
Financial assets pledged as collateral	34,542	51,414
Financial instruments in connection with repurchase agreement transactions | Loans and advances to credit institutions | Financial assets at fair value through profit or loss, category
Financial assets
Financial instruments received as collateral	$ 46,075	$ 37,849